UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10 166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	07/31/2013

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS

Dreyfus Municipal Bond Opportunity Fund
July 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--101.3%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.7%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/17	2,000,000		2,000,820
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	1,000,000		998,910
Arizona--2.2%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	5,000,000		5,975,000
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	4,650,000		3,973,378
California--14.1%
Anaheim Public Financing
Authority, Revenue (City of
Anaheim Electric System
Distribution Facilities)	5.25	10/1/34	3,185,000		3,392,057
California,
GO (Insured; AMBAC)	6.00	2/1/18	2,245,000		2,712,342
California,
GO (Various Purpose)	5.25	10/1/20	2,300,000		2,693,691
California,
GO (Various Purpose)	5.75	4/1/31	7,725,000		8,399,856
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		5,859,950
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,404,970
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	2,955,000		3,390,449
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	45,000	a	56,278
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	2,000,000		2,031,200
California State Public Works
Board, LR (Various Capital
Projects)	5.13	10/1/31	1,000,000		1,023,710

California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/26	2,670,000	2,956,918
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000	2,223,580
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	5,000,000	5,716,200
Los Angeles Unified School
District, GO	5.00	7/1/18	7,210,000	8,454,086
North Natomas Community Facilities
District Number 4, Special Tax
Bonds	5.00	9/1/30	1,500,000	1,448,130
Sacramento County,
Airport System Senior Revenue	5.25	7/1/26	5,000,000	5,500,000
Sacramento County,
Airport System Senior Revenue	5.50	7/1/29	1,500,000	1,651,455
San Diego County Regional
Transportation Commission,
Sales Tax Revenue	5.00	4/1/20	1,250,000	1,490,900
Colorado--3.9%
City and County of Denver,
Airport System Subordinate
Revenue	5.50	11/15/27	5,565,000	5,906,969
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,030,000	1,081,376
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	1,036,870
Regional Transportation District
of Colorado, Sales Tax Revenue
(FasTracks Project)	5.00	11/1/27	5,335,000	5,870,154
University of Colorado Regents,
University Enterprise Revenue	5.75	6/1/28	1,000,000	1,162,970
University of Colorado Regents,
University Enterprise Revenue	5.25	6/1/36	2,065,000	2,201,249
Connecticut--.8%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	3,000,000	3,336,900
District of Columbia--.7%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/28	2,800,000	2,927,008
Florida--5.7%
Broward County,
Port Facilities Revenue	5.00	9/1/22	3,285,000	3,576,084
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.55	1/1/23	830,000	830,780

Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/20	3,000,000		3,395,160
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	2,340,000		2,664,347
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/22	3,500,000		3,861,795
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/22	1,625,000		1,823,916
Martin County Industrial
Development Authority, IDR
(Indiantown Cogeneration, L.P.
Project)	4.20	12/15/25	1,750,000		1,534,733
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/19	2,325,000		2,748,429
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	215,000	b	42,989
Palm Bay,
Utility System Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	10/1/20	1,845,000	c	1,397,790
Pinellas County Health Facilities
Authority, Health System
Revenue (BayCare Health System
Issue) (Insured; National
Public Finance Guarantee Corp.)	0.23	11/15/23	2,000,000	d	1,902,000
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000	c	521,090
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000		1,032,680
Georgia--1.6%
Atlanta,
Airport General Revenue	5.00	1/1/27	3,000,000		3,085,950
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	3,550,000		4,182,113
Hawaii--.2%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.63	7/1/30	1,000,000		1,029,940
Illinois--7.5%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/17	3,500,000		3,959,270

Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	10,000,000	10,345,500
Illinois,
GO	5.00	4/1/22	3,000,000	3,227,490
Illinois,
GO	5.00	8/1/24	1,000,000	1,046,270
Illinois,
GO	5.50	7/1/38	3,000,000	3,031,830
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	2,500,000	2,572,300
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/18	2,500,000	2,845,475
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	1,750,000	1,949,132
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	3,975,000	4,345,470
Indiana--1.1%
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/25	1,500,000	1,656,105
Indiana Finance Authority,
Midwestern Disaster Relief
Revenue (Ohio Valley Electric
Corporation Project)	5.00	6/1/39	2,000,000	1,873,260
Indiana Finance Authority,
Revenue (Marquette Project)	5.00	3/1/39	1,400,000	1,254,120
Iowa--.8%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.00	12/1/19	3,500,000	3,430,980
Kansas--.3%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	1,500,000	1,470,675
Kentucky--2.8%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	6,083,825
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	6,549,600
Louisiana--1.7%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,103,800
Tobacco Settlement Financing

Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	2,865,000		2,983,554
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.25	5/15/35	2,500,000		2,464,675
Maine--.5%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	2,000,000		2,393,580
Maryland--1.6%
Maryland Transportation Authority,
Airport Parking Revenue
(Baltimore/Washington
International Thurgood
Marshall Airport Projects)	5.00	3/1/18	6,200,000		7,021,562
Massachusetts--5.4%
JPMorgan Chase Putters/Drivers
Trust (Series 4328)
(Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue)	5.00	5/15/21	8,000,000	e,f	8,332,640
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000		5,309,400
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	2,250,000		2,486,160
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.25	7/1/29	3,500,000		3,393,390
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000		1,835,067
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/42	2,500,000		2,602,950
Michigan--9.8%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	3,000,000		3,169,650
Detroit Water and Sewerage
Department, Senior Lien Sewage
Disposal System Revenue	5.25	7/1/39	2,500,000		2,291,675
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	11/15/25	2,500,000		2,764,500
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000		2,673,450
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/22	7,500,000		8,242,500

Michigan Municipal Bond Authority,
State Clean Water Revolving
Fund Revenue	5.00	10/1/23	6,340,000		7,212,447
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.00	10/15/17	2,590,000		2,893,911
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	6,025,000		5,690,612
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	5,000,000		5,701,650
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/18	2,500,000		2,804,275
Missouri--.7%
Curators of the University of
Missouri, System Facilities
Revenue	5.00	11/1/19	2,500,000		2,976,200
Nevada--.2%
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	1,000,000		1,040,560
New Jersey--.5%
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.11	1/1/30	2,500,000	d	2,225,000
New York--12.4%
Austin Trust (Series 1107)
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	9,690,000	e,f	10,754,447
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000		5,655,850
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/32	1,850,000		1,927,589
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000		2,656,750
New York City,
GO	5.00	10/1/36	5,000,000		5,158,600
New York City Health and Hospital
Corporation, GO	5.00	2/15/18	5,265,000		5,954,083
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure

Properties, LLC Obligated
Group)	5.00	7/1/20	3,000,000		3,070,290
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	5,000,000		5,248,450
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/24	2,000,000		2,247,200
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/31	1,000,000		1,025,850
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	5,000,000		5,247,300
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	8/15/18	5,000,000		5,878,000
North Carolina--1.0%
Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and Light
Company Project) (Insured;
AMBAC)	0.11	10/1/22	4,725,000	d	4,417,875
Ohio--.7%
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,000,000		3,005,460
Oklahoma--1.0%
Oklahoma Municipal Power
Authority, Power Supply System
Revenue	6.00	1/1/38	4,000,000		4,431,680
Pennsylvania--3.7%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,715,000		3,042,212
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/22	3,000,000		3,313,290
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	5,000,000		5,755,900
Philadelphia School District,
GO	5.25	9/1/23	4,000,000		4,411,040
South Carolina--1.2%
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	5,000,000		5,372,400
Tennessee--.6%
Johnson City Health and

Educational Facilities Board,
HR (Mountain States Health
Alliance)	6.00	7/1/38	2,435,000	2,610,320
Texas--8.0%
Brownsville,
Utilities System Revenue	5.00	9/1/28	2,225,000	2,355,096
Dallas and Fort Worth,
Joint Improvement Revenue
(Dallas/Fort Worth
International Airport)	5.00	11/1/42	5,000,000	4,742,300
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvements Projects)	6.13	7/15/17	1,600,000	1,595,232
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/17	2,500,000	2,817,425
Houston Community College System,
Limited Tax GO	5.00	2/15/29	2,000,000	2,167,180
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/22	2,000,000	2,108,920
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/40	5,665,000	6,187,086
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,510,000	5,791,892
San Antonio,
Electric and Gas Systems
Junior Lien Revenue	5.00	2/1/43	3,500,000	3,606,785
San Antonio,
Water System Revenue	5.00	5/15/36	3,945,000	4,141,382
Virginia--.7%
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	2,795,000	3,043,531
Washington--2.5%
Chelan County Public Utility
District Number 1,
Consolidated System Revenue	5.00	7/1/17	2,180,000	2,448,402
Energy Northwest,
Electric Revenue (Project 3)	5.00	7/1/18	2,500,000	2,924,925
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program - Toll Revenue)	5.00	6/1/33	2,255,000	2,375,778
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/42	3,500,000	3,452,155
West Virginia--1.2%
West Virginia University Board of

Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	5,000,000	5,189,750
Wisconsin--1.4%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	2,200,000	2,267,518
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,005,040
U.S. Related--4.1%
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/21	3,610,000	3,402,353
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.25	7/1/29	3,820,000	3,395,713
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,000,000	965,580
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/24	1,500,000	1,427,490
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/19	2,515,000	2,579,661
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,500,000	1,501,695
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	5,000,000	5,005,000
Total Long-Term Municipal Investments
(cost $434,444,468)				449,444,157

Short-Term Municipal	Coupon	Maturity	Principal
Investment--.6%	Rate (%)	Date	Amount ($)	Value ($)
California;
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)
(cost $2,500,000)	0.04	8/1/13	2,500,000 [g]	2,500,000
Total Investments (cost $436,944,468)			101.9%	451,944,157
Liabilities, Less Cash and Receivables			(1.9%)	(8,597,055)
Net Assets			100.0%	443,347,102

a	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Non-income producing--security in default.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Variable rate security--interest rate subject to periodic change.
e	Collateral for floating rate borrowings.
f	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities were valued at $19,087,087 or 4.3% of net assets.
g	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At July 31, 2013, net unrealized appreciation on investments was $14,999,689 of which $21,084,249 related to appreciated investment securities and $6,084,560 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency

SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	September 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)